UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  --------

                                  FORM N-Q
                                  --------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                   --------


                               101 Federal Street
                                Boston, MA 02110
                (Address of principal executive offices) (Zip code)

                           Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112
                   (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-335-2110

                      DATE OF FISCAL YEAR END: APRIL 30, 2005

                      DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS

July 31, 2004 (Unaudited)



----------------------------------------------------

 JAPAN SMALLER                           Value
 COMPANIES FUND             Shares       (000)
====================================================

FOREIGN COMMON STOCK (79.9%)
JAPAN (79.9%)
  BUILDING & CONSTRUCTION (2.0%)
  Nichiha                      77,400  $      1,274
                                       ------------
  CHEMICALS (1.8%)
  Air Water                   175,000         1,157
                                       ------------
  COMMERCIAL SERVICES (0.0%)
  NIC                           1,400            12
                                       ------------
  COMPUTERS & SERVICES (0.1%)
  Computer Engineering &
  Consulting                    3,500            39
  Jastec                        2,500            46
                                       ------------
                                                 85
                                       ------------
  FINANCIAL SERVICES (8.4%)
  Diamond Lease               116,200         4,347
  Inter                         7,300           105
  Nissin                      233,300         1,032
                                       ------------
                                              5,484
                                       ------------
  MANUFACTURING (2.2%)
  Japan Cash Machine           40,100         1,435
                                       ------------
  REAL ESTATE (22.2%)
  Arnest One                   86,900         2,573
  Daikyo                      439,000           800
  Diamond City                 51,600         1,968
  Fuso Lexel                  102,000           707
  Iida Home Max                68,800         2,204
  Japan General Estate        106,500         1,240
  Joint                        69,850         1,372
  Touei Housing               108,654         3,578
                                       ------------
                                             14,442
                                       ------------
  REAL ESTATE INVESTMENT TRUSTS (4.1%)
  Japan Prime Realty
  Investment                      603         1,509
  Japan Retail Fund
  Investment                       20           139
  Nippon
    Residential
    Investment*                    65           324
  Nomura Real Estate
    Office Fund*                  119           694
                                       ------------
                                              2,666
                                       ------------
  RETAIL (39.0%)
  Arc Land Sakamoto           108,600         1,418
  Belluna                      16,929           621
  Geo                              69           178
  Japan                        55,300           746
  Joyfull                     113,900         1,707
  K's Denki                   101,260         3,071
  Kappa Create                 68,600         3,490
  Nishimatsuya Chain          113,440         3,918
  Nitori                       53,430         3,293
  Pal                          30,500           936
  Point* (A)                   33,310           810
  Point                        66,620         1,620
  St. Marc                     20,900           771
  Sundrug                      10,500           551
  United Arrows                92,200         2,027

---------------------------------------------------
                          Shares/Face    Value
                            Amount       (000)
===================================================

   RETAIL (CONTINUED)
  Yachiyo Musen Denki          33,500  $        279
                                       ------------
                                             25,436
                                       ------------
  WHOLESALE (0.1%)
  IMI                           1,200            15
  Sugimoto                        500             5
  Vitec                         1,200            12
                                       ------------
                                                 32
                                       ------------
TOTAL FOREIGN COMMON STOCK                   52,023
  (Cost $49,269)                       ------------

FOREIGN CONVERTIBLE BOND (2.9%)
JAPAN (2.9%)
  Colowide **               1,750,000         1,892
                                       ------------
TOTAL FOREIGN CONVERTIBLE BOND                1,892
  (Cost $1,497)                        ------------

CASH EQUIVALENT (17.3%)
  Union Bank of California
  Money Market Fund        11,273,755        11,274
                                       ------------
TOTAL CASH EQUIVALENT                        11,274
  (Cost $11,274)                       ------------

TOTAL INVESTMENTS (100.1%)                   65,189
  (Cost $62,040)+                      ------------

OTHER ASSETS AND LIABILITIES, NET
(-0.1%)                                         (48)
                                       ------------
TOTAL NET ASSETS (100.0%)              $     65,141
                                       ------------
* Non-income producing security.
** Convertible bond denominated in Swiss Francs.
(A) Securities purchased on a when-issued basis.
+At July 31, 2004, the tax basis cost of the fund's investments was $62,039,627, and the unrealized appreciation and depreciation were $4,909,904 and $1,760,107, respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


PAM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      --------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.